UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 97.9%

Corporate — 0.9%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,535,760
University of California, RB, Limited Project, Series B (AGM), 5.00%, 5/15/33	1,760	1,739,109

		4,274,869

County/City/Special District/School District — 47.1%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	7,720,931
Bay Area Governments Association, Refunding RB, California Redevelopment Agency Pool, Series A (AGM), 6.00%, 12/15/24	255	256,352
Brentwood Infrastructure Financing Authority California, Special Assessment Bonds, Refunding, Series A (AGM), 5.20%, 9/02/29	3,930	3,944,855
City & County of San Francisco California, COP, Refunding, Series A, 5.00%, 10/01/28	5,895	5,921,174
City of Riverside California, COP (AMBAC), 5.00%, 9/01/28	3,000	2,776,620
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,123,140
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	2,500	2,616,575
Fremont Unified School District Alameda County California, GO, Series A (NPFGC), 5.50%, 8/01/26	10,755	11,205,850
Fresno Joint Powers Financing Authority California, RB, Series A (AGM), 5.75%, 6/01/26	3,295	3,296,680
Glendora Unified School District California, GO, Election of 2005, Series A (NPFGC), 5.25%, 8/01/30	2,730	2,774,854
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,102,060
Lodi Unified School District California, GO, Election of 2002 (AGM), 5.00%, 8/01/29	10,260	10,285,240

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (continued)
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	$10,000	$10,176,900
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC):
5.00%, 7/01/27	5,240	5,429,059
5.00%, 7/01/35	6,825	6,870,454
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	1,515	1,485,276
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.13%, 8/01/32	1,075	1,104,541
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	10,683,090
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	8,000	8,131,920
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,525,425
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	9,332,902
Orchard School District California, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	7,539,808
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,032,440
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,060,060
5.63%, 8/01/39	4,500	4,652,415
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	16,930	16,000,374
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,020,350

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Riverside Unified School District California, GO, Series C (AGC), 5.00%, 8/01/32	$2,000	$1,943,740
Sacramento Area Flood Control Agency, Special Assessment Bonds, Refunding, Consolidated, Capital Assessment District, Series A (NPFGC), 5.00%, 10/01/32	4,350	4,373,534
San Bernardino City Unified School District California, GO, Series A (AGM), 5.00%, 8/01/28	5,000	5,001,100
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	7,115	7,129,586
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	4,895	4,788,534
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,560	2,565,504
5.75%, 5/01/42	4,500	4,500,000
San Jose Redevelopment Agency California, Tax Allocation Bonds, Housing Set Aside Merged Area, Series E, AMT (NPFGC), 5.85%, 8/01/27	7,300	7,076,109
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	6,199,877
San Mateo County Transportation District California, Refunding RB, Series A (NPFGC), 5.00%, 6/01/29	4,350	4,428,604
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	5,918,304
South Tahoe Joint Powers Financing Authority, RB, South Tahoe Redevelopment Project Area No. 1, Series A (AGM), 5.00%, 10/01/29	1,645	1,596,752
West Contra Costa Unified School District California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,672,138
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,680,163

		222,943,290

Education — 11.2%
Anaheim City School District California, GO, Election of 2010 (AGM), 6.25%, 8/01/40	3,750	3,952,800
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	4,860	4,389,698
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/35	20,000	18,286,400

Municipal Bonds	Par (000)	Value

California (continued)

Education (concluded)
Gavilan Joint Community College District, GO, Election of 2004, Series D (a):
5.50%, 8/01/31	$2,165	$2,240,299
5.75%, 8/01/35	7,150	7,372,865
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	8,659,000
University of California, RB, Limited Project, Series D:
(AGM), 5.00%, 5/15/37	2,775	2,692,388
(NPFGC), 5.00%, 5/15/37	5,500	5,336,265

		52,929,715

Health — 5.5%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	2,250	2,229,480
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	2,130	2,148,935
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	5,531,185
Sutter Health, Series B, 6.00%, 8/15/42	5,000	5,070,550
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,685	3,782,800
California Statewide Communities Development Authority, Refunding RB (BHAC):
Catholic Healthcare West, Series D, 5.50%, 7/01/31	1,030	1,039,023
Kaiser Permanente, Series A, 5.00%, 4/01/31	4,400	4,312,836
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	1,820	1,868,667

		25,983,476

Housing — 0.1%
California Rural Home Mortgage Finance Authority, RB, AMT, Mortgage-Backed Securities Program (Ginnie Mae):
Series A, 6.35%, 12/01/29	90	92,333
Series B, 6.25%, 12/01/31	65	65,686
County of San Bernardino California, Refunding RB, Home Mortgage- Backed Securities, Series A-1, AMT (Ginnie Mae), 6.25%, 12/01/31	110	114,061

		272,080

State — 1.9%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	3,819,295

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

State (concluded)
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/38	$5,690	$5,154,742

		8,974,037

Transportation — 14.1%
City of San Jose California, RB, Series D (NPFGC), 5.00%, 3/01/28	4,575	4,423,019
County of Orange California, RB, Series B, 5.75%, 7/01/34	5,000	5,242,600
County of Sacramento California, RB:
Senior-Series B, AMT (AGM), 5.25%, 7/01/33	7,500	7,232,925
Subordinated and Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,455	5,521,551
Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/29	3,760	3,899,646
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	5,577,447
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	11,405	11,138,579
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	9,650	10,111,656
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,001,440
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	985,670
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,275,800
5.75%, 5/01/25	3,500	3,651,445
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,531,088

		66,592,866

Utilities — 17.1%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.00%, 10/01/27 (a)	4,690	4,819,116
City of Glendale California, RB (NPFGC), 5.00%, 2/01/32	4,380	4,351,705
City of Los Angeles California, Refunding RB, Sub-Series A:
5.00%, 6/01/28	2,000	2,064,800
5.00%, 6/01/32	3,000	3,028,230
City of Santa Clara California, RB, Sub-Series A (NPFGC), 5.00%, 7/01/28	5,500	5,506,325
Contra Costa Water District, Refunding RB, Series L (AGM), 5.00%, 10/01/32	4,135	4,151,085
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,128,920
East Bay Municipal Utility District, RB, Series A (NPFGC), 5.00%, 6/01/37	4,000	4,035,320

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/33	$4,125	$4,207,211
East Valley Water District Financing Authority, Refunding RB, 5.00%, 10/01/40	4,065	3,925,205
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	7,915	7,927,110
Los Angeles Department of Water & Power, RB, Power System, Series A-2, 5.25%, 7/01/32	1,060	1,087,931
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/30	2,105	2,155,562
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (NPFGC), 5.25%, 6/01/34	13,000	13,036,010
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/27	7,070	7,290,514
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	3,000	3,012,960
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/34	1,000	1,006,490
Turlock Public Financing Authority California, RB, Series A (NPFGC), 5.00%, 9/15/33	3,000	2,995,830
Vallecitos Water District California, COP, Refunding, Series A (AGM), 5.00%, 7/01/27	2,000	2,057,600

		80,787,924

Total Municipal Bonds – 97.9%		462,758,257

Municipal Bonds Transferred to Tender Option Bond Trusts (b)

California — 70.8%

Corporate — 5.7%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	19,630	20,020,833
University of California, RB, Series L, 5.00%, 5/15/40	7,398	7,145,044

		27,165,877

County/City/Special District/School District — 32.8%
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	11,685,384

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	$15,997	$16,044,360
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	12,000	11,905,920
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	26,438	26,162,564
Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	7,496,787
Election of 2008, Series A, 6.00%, 8/01/33	9,596	10,358,510
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	4,854,400
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	19,998	20,057,060
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	9,962,500
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	7,550	7,370,914
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,402,994
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	10,497	10,574,902
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	11,400	10,940,352

		154,816,647

Education — 4.2%
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	7,710,800
Series O, 5.75%, 5/15/34	11,190	11,907,615

		19,618,415

Utilities — 28.1%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	3,568	3,558,927
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,070	8,994,810
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	15,000	14,916,150
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,990	8,056,397

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value

California (concluded)

Utilities (concluded)
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/31	$5,007	$5,052,184
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	13,407,012
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	4,985,442
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,502,850
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2 (NPFGC), 5.00%, 7/01/27	16,000	16,222,400
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	15,000	15,141,600
Series B-1 (NPFGC), 5.00%, 10/01/33	7,175	7,229,998
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	9,200,377
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	8,510	8,519,957
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	10,000	10,043,200

		132,831,304

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 70.8%		334,432,243

Total Long-Term Investments (Cost – $810,017,640) – 168.7%		797,190,500

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (c)(d)	4,080,490	4,080,490

Total Short-Term Securities (Cost – $4,080,490) – 0.8%		4,080,490

Total Investments (Cost – $814,098,130*) – 169.5%		801,270,990
Other Assets Less Liabilities – 2.5%		11,874,132
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (36.8)%		(174,073,496)
Preferred Shares, at Redemption Value – (35.2)%		(166,519,919)

Net Assets Applicable to Common Shares – 100.0%		$472,551,707

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$640,184,010

Gross unrealized appreciation	$5,458,501
Gross unrealized depreciation	(18,293,935)

Net unrealized depreciation	$(12,835,434)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$4,819,116	$19,089
Piper Jaffray	$9,613,164	$4,827

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF California Municipal Money Fund	39,049,939	(34,969,449)	4,080,490	$3,956

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

170	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$20,147,333	$(446,573)

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011	5

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad level for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$797,190,500	—	$797,190,500
Short-Term Securities	$4,080,490	—	—	4,080,490

Total	$4,080,490	$797,190,500	—	$801,270,990

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(446,573)	—	—	$(446,573)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 24, 2011